PROPERTY, PLANT AND MINE DEVELOPMENT - Geographic Information (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	$ 21,221,905	$ 18,459,400	$ 7,675,595
Canada
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	17,900,132	15,228,426
Australia
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	1,173,090	1,188,301
Finland
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	1,446,548	1,447,399
Sweden
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	13,812	13,812
Mexico
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	682,572	573,922
United states
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	$ 5,751	$ 7,540